14. DISCONTINUED OPERATIONS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue - Interior design business	$ 2,131,793
General and administrative	414,867	125,022	292,431
Interest expense	782,809
Net (loss)/income	(8,815,350)	(285,585)	(900,640)
Interior design business
Timeshare deed liquidation revenue
Revenue - Interior design business		264,625	312,510
Cost of services		(332,919)	(286,093)
Gross (loss)/profit		(68,294)	26,417
General and administrative	(42,681)	(120,345)	(474,338)
Impairment on goodwill from Timeshare business
Operating (loss)/profit from discontinued operations before interest and benefit for income taxes	(42,681)	(188,639)	(447,921)
Interest income		318	524
Interest expense		(1,567)
Other expense, net
(Loss)/Income from discontinued operations before benefit for income taxes	(42,681)	(189,888)	(447,397)
Benefit from income taxes on discontinued operations			318,771
Net (loss)/income	(42,681)	(189,888)	(128,626)
Timeshare and health care provider business
Timeshare deed liquidation revenue		54,231	40,787
Revenue - Interior design business
Cost of services
Gross (loss)/profit
General and administrative		(24,906)	(232,141)
Impairment on goodwill from Timeshare business			(372,965)
Operating (loss)/profit from discontinued operations before interest and benefit for income taxes		29,325	(564,319)
Interest income
Interest expense
Other expense, net	(4,283)
(Loss)/Income from discontinued operations before benefit for income taxes	(4,283)	29,325	(564,319)
Benefit from income taxes on discontinued operations			84,736
Net (loss)/income	(4,283)	29,325	(479,583)
Total Discontinued Operations
Timeshare deed liquidation revenue		54,231	40,787
Revenue - Interior design business		264,625	312,510
Cost of services		(332,919)	(286,093)
Gross (loss)/profit		(68,294)	26,417
General and administrative	(42,681)	(145,251)	(706,479)
Impairment on goodwill from Timeshare business			(372,965)
Operating (loss)/profit from discontinued operations before interest and benefit for income taxes	(42,681)	(159,314)	(1,012,240)
Interest income		318	524
Interest expense		(1,567)
Other expense, net	(4,283)
(Loss)/Income from discontinued operations before benefit for income taxes	(46,964)	(160,563)	(1,011,716)
Benefit from income taxes on discontinued operations			403,507
Net (loss)/income	$ (46,964)	$ (160,563)	$ (608,209)